Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Losses) (in thousands)(7)	Company Selected Measure Product Revenue, Net(8)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$10,442,485	$22,802,687	$4,603,549	$10,038,186	$410.90	$119.92	$204,831	$389,130
2024	$15,603,652	$19,828,992	$5,648,667	$8,452,068	$282.95	$113.59	$89,159	$290,515
2023	$6,223,894	$11,691,488	$2,891,594	$1,369,806	$224.07	$115.17	$10,932	$50,699
2022	$3,256,467	$4,302,713	$2,849,410	$3,909,078	$143.08	$111.02	$(139,975)	$—
2021	$7,350,978	$6,803,554	$5,875,094	$6,229,932	$126.28	$124.74	$(69,570)	$—

Company Selected Measure Name	Product Revenue, Net
Named Executive Officers, Footnote	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Krishnan (our CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. For 2023, 2024, and 2025, refer to “Compensation of Named Executive Officers – Summary Compensation Table” in this Proxy Statement and for 2022 and 2021, refer to the Summary Compensation Table in our definitive proxy statement filed on Form DEF 14A with the SEC on April 4, 2024.
Peer Group Issuers, Footnote
(6)    Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Nasdaq Biotechnology Index.

PEO Total Compensation Amount	$ 10,442,485	$ 15,603,652	$ 6,223,894	$ 3,256,467	$ 7,350,978
PEO Actually Paid Compensation Amount	$ 22,802,687	19,828,992	11,691,488	4,302,713	6,803,554
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Mr. Krishnan, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Krishnan during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Krishnan’s total compensation for each year to determine the “compensation actually paid’:

Year	Reported Summary Compensation Table Total for PEO	Reported Value of Equity Awards(a)	Equity Award Adjustments(b)	Compensation Actually Paid to PEO
2025	$10,442,485	$(8,779,918)	$21,140,120	$22,802,687
2024	$15,603,652	$(13,953,625)	$18,178,965	$19,828,992
2023	$6,223,894	$(4,900,261)	$10,367,855	$11,691,488
2022	$3,256,467	$(2,189,636)	$3,235,882	$4,302,713
2021	$7,350,978	$(6,342,047)	$5,794,623	$6,803,554
The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b) The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$11,997,530	$7,247,450	$—	$1,895,140	$—	$—	$21,140,120
2024	$13,707,750	$2,337,064	$—	$2,134,151	$—	$—	$18,178,965
2023	$7,517,625	$2,993,526	$—	$(143,296)	$—	$—	$10,367,855
2022	$2,762,886	$614,495	$—	$(141,499)	$—	$—	$3,235,882
2021	$5,794,623	$—	$—	$—	$—	$—	$5,794,623

Non-PEO NEO Average Total Compensation Amount	$ 4,603,549	5,648,667	2,891,594	2,849,410	5,875,094
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,038,186	8,452,068	1,369,806	3,909,078	6,229,932
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s Named Executive Officers (“NEOs”) as a group (excluding Mr. Krishnan, who has served as our CEO since the Company’s inception) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Krishnan) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2025 and 2024, Suma M. Krishnan and Kathryn A. Romano; and (ii) for 2023, 2022, and 2021, Suma M. Krishnan, Kathryn A. Romano, and Andrew C. Orth.
(4)    The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Krishnan), as computed in accordance with Item 402(v) of Regulation
S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Krishnan) during the applicable year. Average Compensation Actually Paid to Non-PEO NEOs for 2023 is less than the reported Average Summary Compensation for Non-PEO NEOs due to Mr. Orth’s resignation in August 2023. His resignation resulted in forfeiture and cancellation of all of his unvested equity awards which resulted in a negative equity award value and decrease in Average Compensation Actually Paid. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Krishnan) for each year to determine the “compensation actually paid”, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Compensation Actually Paid to Non-PEO NEOs
2025	$4,603,549	$(3,712,959)	$9,147,596	$10,038,186
2024	$5,648,667	$(4,784,100)	$7,587,501	$8,452,068
2023	$2,891,594	$(2,286,788)	$765,000	$1,369,806
2022	$2,849,410	$(2,189,636)	$3,249,304	$3,909,078
2021	$5,875,094	$(5,346,844)	$5,701,682	$6,229,932

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	Total Equity Award Adjustments
2025	$5,071,908	$3,067,700	$—	$1,007,988	$—	$—	$9,147,596
2024	$4,699,800	$1,507,108	$—	$1,380,593	$—	$—	$7,587,501
2023	$2,505,875	$1,660,270	$—	$(822,345)	$(2,578,800)	$—	$765,000
2022	$2,762,886	$670,436	$—	$(184,019)	$—	$—	$3,249,304
2021	$5,555,821	$119,739	$—	$26,121	$—	$—	$5,701,682

Compensation Actually Paid vs. Total Shareholder Return
The following graph demonstrates the amount of compensation actually paid (“CAP”) to Mr. Krishnan and the average amount of compensation actually paid to the Company’s NEOs as a group (excluding Mr. Krishnan) and the Company’s cumulative TSR over the five years presented in the Pay Versus Performance Table. Cumulative TSR is calculated using a $100 initial investment on January 1, 2021.

Compensation Actually Paid vs. Net Income
The following table presents the relationship between the CAP to Mr. Krishnan and the other NEOs as a group (excluding Mr. Krishnan) and our Net Income (Loss) over the five years presented in the Pay Versus Performance Table.

Compensation Actually Paid vs. Company Selected Measure
The following table presents the relationship between the CAP to Mr. Krishnan and the other NEOs as a group (excluding Mr. Krishnan) and our Product Revenue, Net over the five years presented in the Pay Versus Performance Table.

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, the Company’s cumulative TSR over the five-year period presented in the Pay Versus Performance Table was 310.9%, while the cumulative TSR of the peer group presented for this purpose, the Nasdaq Biotechnology Index, was 19.9%. TSR is calculated using a $100 initial investment on January 1, 2021. For more information regarding the Company’s performance and the companies that the Compensation Committee considers when determining executive compensation, refer to “Compensation of Named Executive Officers – Compensation Discussion and Analysis.”

Total Shareholder Return Amount	$ 410.90	282.95	224.07	143.08	126.28
Peer Group Total Shareholder Return Amount	119.92	113.59	115.17	111.02	124.74
Net Income (Loss)	$ 204,831,000	$ 89,159,000	$ 10,932,000	$ (139,975,000)	$ (69,570,000)
Company Selected Measure Amount	389,130,000	290,515	50,699	0	0
PEO Name	Mr. Krishnan
Additional 402(v) Disclosure
(5)    Cumulative Total Shareholder Return (“TSR”) is calculated using a $100 initial investment on January 1, 2021 and dividing the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(7)    In 2022 and 2021, the Company reported net losses for the applicable years as it was a clinical stage biotechnology company without any commercialized products.
(8)    In 2022 and 2021, the Company reported no Product Revenue, Net as it was a clinical stage biotechnology company without any commercialized products.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (8,779,918)	$ (13,953,625)	$ (4,900,261)	$ (2,189,636)	$ (6,342,047)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,140,120	18,178,965	10,367,855	3,235,882	5,794,623
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,997,530	13,707,750	7,517,625	2,762,886	5,794,623
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,247,450	2,337,064	2,993,526	614,495	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,895,140	2,134,151	(143,296)	(141,499)	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,712,959)	(4,784,100)	(2,286,788)	(2,189,636)	(5,346,844)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,147,596	7,587,501	765,000	3,249,304	5,701,682
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,071,908	4,699,800	2,505,875	2,762,886	5,555,821
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,067,700	1,507,108	1,660,270	670,436	119,739
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,007,988	1,380,593	(822,345)	(184,019)	26,121
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(2,578,800)	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0